Provision for Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ 639	$ 377	$ (25)
Income tax holiday expected to expire, year	2021
Tax related benefit within tax incentives	4.30%	6.50%
Non-cash tax benefit			8
Offset income tax expense in other comprehensive income	0	0	8
Increase in valuation allowance	20	18
Valuation allowance for deferred tax assets allocated to comprehensive income	620
Valuation allowance for deferred tax assets allocated to additional paid-in capital	7
Net deferred tax assets (liabilities)	49	55
Tax loss carryforwards	2,463
Tax credit carryforwards	95
Net income tax payable excluding liability for unrecognized tax benefits	9	6
Deferred tax liability recognized in undistributed earnings of foreign subsidiaries	(31)	(31)
Total unrecognized tax benefits, if recognized, would impact the effective tax rate	23
Unrecognized tax benefits relates to interest and penalties	3	1	(5)
Liability for related interest and penalties	$ 7	$ 4	$ 3